GARTMORE GLOBAL INVESTMENTS

1200 River Road

Conshohocken, Pennsylvania 19428

May 6, 2003

Via EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Subject:	Gartmore Mutual Funds
SEC File No. 333-103906

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and on behalf of Gartmore Mutual Funds (the “Trust”), we hereby certify that the form of the Statement of Additional Information (relating to the Prospectus/Proxy Statement dated April 21, 2003) which would have been filed under paragraph (b) under Rule 497 does not differ from the form of such Statement of Additional Information contained in Post-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-14 (File No. 333-103906). The Amendment was filed, and became effective, on April 30, 2003.

Should you have any questions regarding this filing, please call me at (484) 530-1398.

Very truly yours,

/s/ Angela Jett

Angela Jett

Assistant Secretary